Cover	Oct. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	CACI International Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31400
Entity Tax Identification Number	54-1345888
Entity Address, Address Line One	11487 Sunset Hills Road
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	841-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CACI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000016058
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	12021 Sunset Hills Road
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190